UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Aerospace and defense (4.0%)

Boeing Co. (The)	10,384	$1,247,430

Bombardier, Inc. Class B (Canada)(NON)	157,054	109,867

General Dynamics Corp.	18,219	2,437,156

Honeywell International, Inc.	18,949	1,955,537

L-3 Communications Holdings, Inc.	26,480	3,093,923

Northrop Grumman Corp.	24,281	4,493,442

Raytheon Co.	22,060	2,828,974

Spirit AeroSystems Holdings, Inc. Class A(NON)	47,737	2,024,049

TransDigm Group, Inc.(NON)	7,230	1,624,798

		19,815,176
Airlines (2.2%)

Alaska Air Group, Inc.	24,252	1,707,341

American Airlines Group, Inc.	49,110	1,914,799

Delta Air Lines, Inc.	57,854	2,562,354

JetBlue Airways Corp.(NON)	65,000	1,385,150

Southwest Airlines Co.	46,166	1,736,765

United Continental Holdings, Inc.(NON)	28,539	1,377,863

		10,684,272
Auto components (0.6%)

Goodyear Tire & Rubber Co. (The)	57,955	1,646,502

Lear Corp.	11,334	1,176,809

		2,823,311
Automobiles (0.4%)

Fiat Chrysler Automobiles NV (United Kingdom)(S)	85,258	600,216

General Motors Co.	47,635	1,411,901

		2,012,117
Banks (7.0%)

Bank of America Corp.	411,452	5,817,931

C1 Financial, Inc.(NON)	65,972	1,576,731

Citigroup, Inc.	140,851	5,997,436

Citizens Financial Group, Inc.	84,200	1,789,250

JPMorgan Chase & Co.	177,088	10,536,736

KeyCorp	147,332	1,644,225

PNC Financial Services Group, Inc. (The)	11,861	1,027,756

Regions Financial Corp.	235,609	1,913,145

Wells Fargo & Co.	83,376	4,187,976

		34,491,186
Beverages (2.5%)

Coca-Cola Enterprises, Inc.	65,933	3,060,610

Dr. Pepper Snapple Group, Inc.	15,629	1,466,625

Molson Coors Brewing Co. Class B	40,772	3,689,051

PepsiCo, Inc.	40,473	4,018,969

		12,235,255
Biotechnology (3.8%)

AMAG Pharmaceuticals, Inc.(NON)(S)	32,870	753,052

Amgen, Inc.	40,379	6,167,085

ARIAD Pharmaceuticals, Inc.(NON)	127,496	640,030

Biogen, Inc.(NON)	6,628	1,809,842

Celgene Corp.(NON)	16,207	1,625,886

Eagle Pharmaceuticals, Inc.(NON)(S)	11,754	845,113

Gilead Sciences, Inc.	66,166	5,491,778

United Therapeutics Corp.(NON)	10,049	1,237,836

		18,570,622
Building products (0.4%)

AO Smith Corp.	25,002	1,746,390

		1,746,390
Capital markets (2.6%)

Bank of New York Mellon Corp. (The)	46,229	1,674,414

Carlyle Group LP (The)	72,665	994,057

Goldman Sachs Group, Inc. (The)	21,917	3,540,911

KKR & Co. LP	165,981	2,262,321

Morgan Stanley	116,158	3,006,169

State Street Corp.	24,494	1,365,051

		12,842,923
Chemicals (2.1%)

CF Industries Holdings, Inc.	33,713	1,011,390

Dow Chemical Co. (The)	92,399	3,880,758

E.I. du Pont de Nemours & Co.	29,689	1,566,392

LyondellBasell Industries NV Class A	21,339	1,663,802

Mosaic Co. (The)	35,289	850,465

Sherwin-Williams Co. (The)	5,807	1,484,676

		10,457,483
Commercial services and supplies (0.7%)

Deluxe Corp.	27,964	1,563,188

KAR Auction Services, Inc.	31,571	1,055,103

MiX Telematics, Ltd. ADR (South Africa)	8,200	31,980

West Corp.	49,492	896,300

		3,546,571
Communications equipment (1.2%)

Cisco Systems, Inc.	188,358	4,481,037

QUALCOMM, Inc.	34,374	1,558,517

		6,039,554
Consumer finance (1.5%)

Capital One Financial Corp.	46,221	3,033,022

Discover Financial Services	52,748	2,415,331

Encore Capital Group, Inc.(NON)(S)	35,509	813,866

Synchrony Financial(NON)	44,933	1,276,996

		7,539,215
Containers and packaging (0.4%)

Avery Dennison Corp.	13,460	819,579

Sealed Air Corp.	28,761	1,165,683

		1,985,262
Diversified consumer services (0.6%)

Houghton Mifflin Harcourt Co.(NON)	42,253	753,794

Service Corp. International/US	83,050	2,008,980

		2,762,774
Diversified financial services (1.0%)

Capitol Acquisition Corp. III (Units)(NON)	52,011	507,107

Easterly Acquisition Corp. (Units)(NON)	192,680	1,936,434

Pace Holdings Corp. (Units)(NON)	103,001	1,030,010

Voya Financial, Inc.	46,215	1,413,255

		4,886,806
Diversified telecommunication services (1.5%)

AT&T, Inc.	50,118	1,807,255

Cogent Communications Holdings, Inc.	39,927	1,333,961

Frontier Communications Corp.	168,863	768,327

Iridium Communications, Inc.(NON)(S)	72,064	501,565

Level 3 Communications, Inc.(NON)	20,649	1,007,878

Verizon Communications, Inc.	43,808	2,189,086

		7,608,072
Electric utilities (1.9%)

Edison International	19,933	1,231,859

Entergy Corp.	38,640	2,727,211

Exelon Corp.	112,564	3,328,517

FirstEnergy Corp.	61,001	2,016,693

		9,304,280
Electronic equipment, instruments, and components (0.5%)

Corning, Inc.	145,441	2,706,657

		2,706,657
Energy equipment and services (0.9%)

Cameron International Corp.(NON)	26,499	1,739,924

Halliburton Co.	34,857	1,108,104

Nabors Industries, Ltd.	105,804	778,717

Schlumberger, Ltd.	12,372	894,124

		4,520,869
Food and staples retail (2.4%)

CVS Health Corp.	59,650	5,761,594

Kroger Co. (The)	67,436	2,617,191

Wal-Mart Stores, Inc.	53,111	3,524,446

		11,903,231
Food products (1.0%)

Blue Buffalo Pet Products, Inc.(NON)(S)	67,794	1,153,854

JM Smucker Co. (The)	14,328	1,838,569

Tyson Foods, Inc. Class A	33,536	1,789,481

		4,781,904
Gas utilities (0.5%)

UGI Corp.	73,376	2,494,784

		2,494,784
Health-care equipment and supplies (0.8%)

Abbott Laboratories	32,132	1,216,196

Boston Scientific Corp.(NON)	55,905	980,015

C.R. Bard, Inc.	5,421	993,507

Medtronic PLC	12,417	942,699

		4,132,417
Health-care providers and services (4.1%)

AAC Holdings, Inc.(NON)(S)	51,838	925,827

Aetna, Inc.	19,123	1,947,486

AmerisourceBergen Corp.	19,661	1,760,839

Anthem, Inc.	11,193	1,460,575

Cardinal Health, Inc.	23,232	1,890,388

Cigna Corp.	6,269	837,538

HCA Holdings, Inc.(NON)	38,610	2,686,484

HealthSouth Corp.	48,332	1,729,802

LifePoint Health, Inc.(NON)	12,392	864,838

McKesson Corp.	14,979	2,411,319

Surgery Partners, Inc.(NON)	111,037	1,788,806

UnitedHealth Group, Inc.	15,595	1,795,920

		20,099,822
Hotels, restaurants, and leisure (2.8%)

Carrols Restaurant Group, Inc.(NON)	48,235	644,420

Darden Restaurants, Inc.	14,278	900,371

Del Frisco's Restaurant Group, Inc.(NON)	85,302	1,351,184

Del Taco Restaurants, Inc.(NON)	168,013	1,624,686

Hilton Worldwide Holdings, Inc.	34,509	614,605

Lindblad Expeditions Holdings, Inc.(NON)	36,225	362,975

McDonald's Corp.	32,400	4,010,472

Peak Resorts, Inc.(S)	103,650	569,039

Penn National Gaming, Inc.(NON)	168,879	2,386,260

Restaurant Brands International, Inc. (Canada)	15,654	525,661

Wyndham Worldwide Corp.	10,375	673,338

		13,663,011
Household durables (1.7%)

New Home Co., Inc. (The)(NON)	225,000	2,279,250

Tempur Sealy International, Inc.(NON)	21,428	1,292,966

UCP, Inc. Class A(NON)	93,906	555,924

WCI Communities, Inc.(NON)	195,650	4,096,911

		8,225,051
Household products (0.7%)

Energizer Holdings, Inc.	46,095	1,476,884

Procter & Gamble Co. (The)	24,740	2,021,011

		3,497,895
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)	72,581	1,111,215

NRG Energy, Inc.	104,084	1,107,454

		2,218,669
Industrial conglomerates (0.7%)

Danaher Corp.	39,951	3,461,754

		3,461,754
Insurance (3.3%)

American International Group, Inc.	118,564	6,696,495

Assured Guaranty, Ltd.	77,675	1,847,112

Hartford Financial Services Group, Inc. (The)	35,389	1,421,930

Lincoln National Corp.	32,696	1,290,184

MetLife, Inc.	58,773	2,624,214

Prudential PLC (United Kingdom)	58,301	1,145,981

Travelers Cos., Inc. (The)	11,005	1,177,975

		16,203,891
Internet and catalog retail (1.5%)

Amazon.com, Inc.(NON)	6,432	3,775,584

Duluth Holdings, Inc.(NON)	138,632	2,288,814

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Brazil)(F)(RES)(NON)	1,036	26,159

Netflix, Inc.(NON)	7,330	673,187

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Priceline Group, Inc. (The)(NON)	598	636,852

		7,400,599
Internet software and services (3.8%)

Alphabet, Inc. Class A(NON)	8,870	6,753,175

Alphabet, Inc. Class C(NON)	8,205	6,095,905

Criteo SA ADR (France)(NON)	15,834	468,370

eBay, Inc.(NON)	105,142	2,466,631

Facebook, Inc. Class A(NON)	22,591	2,534,936

Yahoo!, Inc.(NON)	15,576	459,648

		18,778,665
IT Services (3.4%)

Computer Sciences Corp.	69,318	2,223,028

Fidelity National Information Services, Inc.	24,785	1,480,408

IBM Corp.	40,087	5,002,457

MasterCard, Inc. Class A	32,973	2,935,586

PayPal Holdings, Inc.(NON)	42,580	1,538,841

Visa, Inc. Class A	28,970	2,157,975

Xerox Corp.	160,384	1,563,744

		16,902,039
Leisure products (0.8%)

Brunswick Corp.	40,112	1,598,463

Malibu Boats, Inc. Class A(NON)	113,033	1,477,341

MCBC Holdings, Inc.(NON)	68,688	866,843

		3,942,647
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	27,751	1,044,825

Waters Corp.(NON)	9,261	1,122,526

		2,167,351
Machinery (1.0%)

Caterpillar, Inc.	20,009	1,245,360

Deere & Co.	26,908	2,072,185

Trinity Industries, Inc.	67,559	1,447,114

		4,764,659
Media (2.6%)

Charter Communications, Inc. Class A(NON)(S)	4,462	764,608

Comcast Corp. Class A	32,144	1,790,742

DISH Network Corp. Class A(NON)	25,856	1,248,069

Liberty Global PLC Ser. C (United Kingdom)(NON)	26,526	883,581

Lions Gate Entertainment Corp.	32,173	841,324

Live Nation Entertainment, Inc.(NON)	44,728	1,015,326

Omnicom Group, Inc.	28,269	2,073,531

Time Warner Cable, Inc.	8,168	1,486,658

Time Warner, Inc.	21,650	1,525,026

Townsquare Media, Inc. Class A(NON)	64,620	607,428

Walt Disney Co. (The)	7,499	718,554

		12,954,847
Metals and mining (0.4%)

Barrick Gold Corp. (Canada)	71,352	707,098

Freeport-McMoRan, Inc. (Indonesia)(S)	49,661	228,441

Nucor Corp.	30,148	1,177,882

		2,113,421
Multiline retail (1.3%)

Dollar General Corp.	33,156	2,488,689

Kohl's Corp.	25,670	1,277,083

Macy's, Inc.	23,514	950,201

Target Corp.	25,170	1,822,811

		6,538,784
Oil, gas, and consumable fuels (4.7%)

Anadarko Petroleum Corp.	17,821	696,623

Antero Midstream Partners LP	30,000	595,800

Antero Resources Corp.(NON)(S)	22,306	606,054

Boardwalk Pipeline Partners LP	128,491	1,401,837

ConocoPhillips	26,481	1,034,877

Energy Transfer Partners LP	26,099	776,184

Enterprise Products Partners LP	46,708	1,116,788

Exxon Mobil Corp.	79,067	6,155,366

Green Plains Partners LP	74,099	1,082,586

Gulfport Energy Corp.(NON)	18,153	536,421

Memorial Resource Development Corp.(NON)(S)	102,704	1,634,021

MPLX LP	34,963	1,075,812

PennTex Midstream Partners LP (Units)	64,606	741,031

Plains All American Pipeline LP	21,799	460,177

Royal Dutch Shell PLC ADR Class A (United Kingdom)	39,078	1,716,697

Suncor Energy, Inc. (Canada)	33,034	777,951

Valero Energy Corp.	42,482	2,883,253

		23,291,478
Personal products (1.9%)

Avon Products, Inc.	275,555	934,131

Coty, Inc. Class A	156,488	3,851,170

Edgewell Personal Care Co.	44,402	3,286,192

Herbalife, Ltd.(NON)(S)	23,187	1,071,471

		9,142,964
Pharmaceuticals (5.2%)

Allergan PLC(NON)	5,385	1,531,656

Bristol-Myers Squibb Co.	19,591	1,217,777

Cardiome Pharma Corp. (Canada)(NON)	119,449	790,752

Impax Laboratories, Inc.(NON)	18,629	698,029

Jazz Pharmaceuticals PLC(NON)	15,350	1,976,159

Johnson & Johnson	41,094	4,291,857

Merck & Co., Inc.	44,787	2,269,357

Perrigo Co. PLC	23,811	3,442,594

Pfizer, Inc.	229,812	7,006,968

Shire PLC ADR (United Kingdom)(S)	3,767	633,986

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	26,464	1,627,007

		25,486,142
Real estate investment trusts (REITs) (1.9%)

Armada Hoffler Properties, Inc.	217,631	2,343,886

Brixmor Property Group, Inc.	45,027	1,198,619

Cousins Properties, Inc.	145,592	1,255,003

Easterly Government Properties, Inc.	131,211	2,338,180

Gaming and Leisure Properties, Inc.	34,601	902,394

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,582	369,447

Tier REIT, Inc.(S)	76,066	1,169,134

		9,576,663
Real estate management and development (0.1%)

Kennedy-Wilson Holdings, Inc.	18,086	366,784

		366,784
Road and rail (0.7%)

Old Dominion Freight Line, Inc.(NON)	15,740	863,024

Union Pacific Corp.	35,282	2,540,304

		3,403,328
Semiconductors and semiconductor equipment (2.5%)

Avago Technologies, Ltd.	10,278	1,374,271

Intel Corp.	131,252	4,071,437

Lam Research Corp.	19,911	1,429,411

Magnachip Semiconductor Corp. (South Korea)(NON)(S)	120,998	554,171

Micron Technology, Inc.(NON)	78,986	871,216

NVIDIA Corp.	45,710	1,338,846

Texas Instruments, Inc.	26,130	1,383,061

Xilinx, Inc.	24,838	1,248,606

		12,271,019
Software (4.2%)

Activision Blizzard, Inc.	43,987	1,531,627

Electronic Arts, Inc.(NON)	11,113	717,289

Microsoft Corp.	230,907	12,720,667

Oracle Corp.	56,114	2,037,499

TubeMogul, Inc.(NON)(S)	131,007	1,476,449

Xura, Inc.(NON)	91,938	1,972,989

		20,456,520
Specialty retail (4.0%)

American Eagle Outfitters, Inc.(S)	173,128	2,534,594

Barnes & Noble Education, Inc.(NON)	74,989	826,379

Best Buy Co., Inc.	49,660	1,387,004

Children's Place, Inc. (The)	20,021	1,303,367

Five Below, Inc.(NON)(S)	42,789	1,507,456

Gap, Inc. (The)(S)	77,674	1,920,101

GNC Holdings, Inc. Class A	31,173	873,156

Home Depot, Inc. (The)	37,702	4,741,404

Lowe's Cos., Inc.	28,479	2,040,805

Michaels Cos., Inc. (The)(NON)	51,140	1,114,852

TJX Cos., Inc. (The)	18,103	1,289,658

		19,538,776
Technology hardware, storage, and peripherals (3.2%)

Apple, Inc.	110,955	10,800,360

EMC Corp.	79,588	1,971,395

Hewlett Packard Enterprise Co.	128,130	1,763,069

HP, Inc.	128,130	1,244,142

		15,778,966
Textiles, apparel, and luxury goods (0.5%)

NIKE, Inc. Class B	41,842	2,594,622

		2,594,622
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.	89,286	898,210

		898,210

Total common stocks (cost $521,784,856)		$485,629,708

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	831	$788,029

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	4,831	431,469

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)(NON)	1,785	1,742,160

Total convertible preferred stocks (cost $3,099,100)		$2,961,658

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.53%(d)	16,305,312	$16,305,312

Putnam Short Term Investment Fund 0.39%(AFF)	913,319	913,319

Total short-term investments (cost $17,218,631)		$17,218,631

TOTAL INVESTMENTS

Total investments (cost $542,102,587)(b)		$505,809,997

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $492,702,671.
(b)	The aggregate identified cost on a tax basis is $542,142,368, resulting in gross unrealized appreciation and depreciation of $25,423,004 and $61,755,375, respectively, or net unrealized depreciation of $36,332,371.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $26,162, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$12,870,524	$131,532,628	$143,489,833	$11,844	$913,319
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,305,312, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,321,126.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4 to cover the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$82,430,377	$—	$26,162
Consumer staples	41,561,249	—	—
Energy	27,812,347	—	—
Financials	85,659,697	1,145,981	—
Health care	70,456,354	—	—
Industrials	47,422,150	—	—
Information technology	92,933,420	—	—
Materials	14,556,166	—	—
Telecommunication services	7,608,072	—	—
Utilities	14,017,733	—	—
Total common stocks	484,457,565	1,145,981	26,162
Convertible preferred stocks	—	2,961,658	—
Short-term investments	913,319	16,305,312	—

Totals by level	$485,370,884	$20,412,951	$26,162

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016